Subsidiaries (Tables)	9 Months Ended
Mar. 31, 2023
Subsidiaries [Abstract]
Schedule of consolidated Financial Statements, and holds a majority share of the voting rights
Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of March 31, 2023

Moolec Science Limited	Investment in subsidiaries	United Kingdom	100.00%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100.00%